EARNINGS/(LOSS) PER SHARE - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Vested and Unvested Shares of Restricted Share Units Performance Share Units and Stock Options
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in shares)	23,810	204,579
Unvested Performance Share Units and Stock Options
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in shares)	3,848,351	5,528,932	3,854,165